                                                               December 23, 2004

Securities and Exchange Commission
450 Fifth Street, N.A.
Washington, D.C.  20549

     Re:  Registration Statement on Form S-4 of Ormat Funding Corp. (the
          "Registrant"); and Brady Power Partners, OrMammoth Inc., ORNI 1 LLC,
          ORNI 2 LLC, ORNI 7 LLC, Steamboat Geothernal LLC and Steamboat
          Development Corp. (collectively the "Co-Registrants")
          -----------------------------------------------------

Ladies and Gentlemen:

              On behalf of Ormat Funding Corp. (the "Registrant"), and the
Co-Registrants we transmit herewith for filing in accordance with the Securities
Act of 1933, as amended, a Registration Statement on Form S-4 (the "Registration
Statement") relating to the Company's $190,000,000 aggregate principal amount
8 1/4% Senior Secured Notes due 2020 (the "Notes") and guarantees of such Notes by the above-named Co-Registrants, each of which is a wholly-owned subsidiary of the Registrant. The Company has transferred the required filing fee to the account of the Securities and Exchange Commission at the U.S. Treasury
designated lockbox depository at Mellon Bank.

              The securities covered by the Registration Statement will be issued in an exchange offer to be conducted by the Registrant and the
Co-Registrants. Attached is a letter from the Registrant indicating its reliance on the no-action letters issued to Exxon Capital Holding Corporation (publicly available April 13, 1989), Morgan Stanley & Co., Inc. (publicly available June
5, 1991) and Shearman & Sterling (publicly available July 2, 1993).

              Please address any comments or questions regarding this filing to
Philip Colbran (tel: (212) 408-1122) at this firm.

                                Very truly yours,

                                /s/ Philip L. Colbran
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                                Philip L. Colbran

VIA EDGAR
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